Basis of Preparation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Basis of Preparation and Significant Accounting Policies [Abstract]
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
3	BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

3.1	Basis of preparation

These condensed interim consolidated financial statements are for the six-month periods ended June 30, 2025 and 2024 and are presented in United States Dollars (“USD”), which is the functional currency of the Group. They have been prepared in accordance with IAS 34‘Interim Financial Reporting’.

These condensed interim consolidated financial statements do not include all of the information required in annual consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2024. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

3.2	Basis of consolidation

Subsidiaries are consolidated from the date of their acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that control ceases. The financial statements of subsidiaries are prepared for the same reporting period as the parent Group, using consistent accounting policies. Intra-group balances and transactions, including unrealized profits arising from intra-group transactions, have been eliminated. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Non-controlling interests represent the equity in subsidiaries that is not attributable, directly or indirectly, to the Parent shareholders.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

➢	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),

➢	Exposure, or rights, to variable returns from its involvement with the investee, and

➢	The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

➢	The contractual arrangement with the other vote holders of the investee

➢	Rights arising from other contractual arrangements

➢	The Group’s voting rights and potential voting rights

The Group re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the condensed interim consolidated statement of comprehensive loss from the date the Group gains control until the date the Group ceases to control the subsidiary.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interests and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

Details of subsidiaries as at June 30, 2025 and December 31, 2024 were as follows:

Subsidiaries	% of legal ownership June 30, 2025	% of legal ownership December 31, 2024	Country of Incorporation	Principal business activities

Anghami Cayman	100%	100%	Cayman	Music streaming
Anghami Technologies Ltd	100%	100%	UAE	Music streaming
Spotlight Recreational Services LLC	100%	100%	UAE	Live events
Anghami FZ LLC	100%	100%	UAE	Music streaming
Digimusic SAL Offshore	96%	94%	Lebanon	Music streaming
Anghami KSA	100%	100%	Saudi Arabia	Music streaming
Anghami for Digital Content	100%	100%	Egypt	Music streaming

The carrying amount of the Group’s investment in the subsidiary and the equity of the subsidiary is eliminated on consolidation.

3.3	New and amended standards and interpretations

An amended standard related to lack of exchangeability (amendment to IAS 21) became applicable for the current reporting period. The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.

3.4	Accounting policies

The accounting policies used for the condensed interim consolidated financial statements for the six-month period ended June 30, 2025 are consistent with those used in the annual consolidated financial statements for the year ended December 31, 2024.

3.5	Critical accounting judgements, estimates and assumptions

When preparing the condensed interim consolidated financial statements, management undertakes a number of judgements, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgements, estimates and assumptions made by management, and will seldom equal the estimated results. The judgements, estimates and assumptions applied in the condensed interim consolidated financial statements for the six-month period ended June 30, 2025 and 2024, including the key sources of estimation uncertainty, were the same as those applied in the Group’s annual consolidated financial statements for the year ended December 31, 2024.